UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297

                             OPPENHEIMER MIDCAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.8%
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.1%
Cheesecake Factory, Inc. (The) 1                                             518,789     $   18,551,895
--------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                            302,500         17,239,475
--------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                       301,650          8,093,270
--------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            279,014         14,662,186
                                                                                         ---------------
                                                                                             58,546,826
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Harman International Industries, Inc.                                        152,000         13,064,400
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.3%
Brunswick Corp.                                                              569,100         26,497,296
--------------------------------------------------------------------------------------------------------
MEDIA--2.7%
Getty Images, Inc. 1                                                         381,900         30,838,425
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--8.7%
Bed Bath & Beyond, Inc. 1                                                    345,900         15,876,810
--------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                          821,700         32,958,387
--------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                  987,400         31,853,524
--------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                     303,900         18,449,769
                                                                                         ---------------
                                                                                             99,138,490
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.9%
Coach, Inc. 1                                                                830,266         29,150,639
--------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                      311,800         15,353,032
                                                                                         ---------------
                                                                                             44,503,671
CONSUMER STAPLES--2.4%
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.4%
Whole Foods Market, Inc.                                                     206,400         28,175,664
ENERGY--5.4%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
BJ Services Co.                                                              123,000          7,501,770
--------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                    235,900         16,027,046
                                                                                         ---------------
                                                                                             23,528,816
--------------------------------------------------------------------------------------------------------
OIL & GAS--3.4%
Apache Corp.                                                                 289,300         19,788,120
--------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                             124,100          6,582,264
--------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                             360,566         12,652,261
                                                                                         ---------------
                                                                                             39,022,645
FINANCIALS--10.2%
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Commerce Bancorp, Inc.                                                       678,100         23,007,933
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.0%
Chicago Mercantile Exchange (The)                                             93,300         28,087,965
--------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                           420,400         14,470,168
--------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             366,300         37,417,545
                                                                                         ---------------
                                                                                             79,975,678
--------------------------------------------------------------------------------------------------------
INSURANCE--1.2%
Brown & Brown, Inc.                                                          326,100         14,126,652


1               |               Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
HEALTH CARE--16.2%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Gilead Sciences, Inc. 1                                                      397,400     $   17,807,494
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.3%
Bard (C.R.), Inc.                                                            412,500         27,550,875
--------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                      282,600         19,414,620
--------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                            316,500         13,954,485
--------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                83,400          5,587,800
--------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               441,752         17,343,184
                                                                                         ---------------
                                                                                             83,850,964
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.3%
Coventry Health Care, Inc. 1                                                 426,750         30,184,028
--------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                  1,193,700         28,410,060
--------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                       560,500         24,998,300
                                                                                         ---------------
                                                                                             83,592,388
INDUSTRIALS--17.4%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
L-3 Communications Holdings, Inc.                                            228,700         17,891,201
--------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                       406,100         19,817,680
                                                                                         ---------------
                                                                                             37,708,881
--------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.5%
Expeditors International of Washington, Inc.                                 520,500         28,653,525
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.8%
Corporate Executive Board Co.                                                300,100         24,212,068
--------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                           327,300         19,022,676
                                                                                         ---------------
                                                                                             43,234,744
--------------------------------------------------------------------------------------------------------
MACHINERY--3.4%
Donaldson Co., Inc.                                                          479,000         15,605,820
--------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                          274,500         23,277,600
                                                                                         ---------------
                                                                                             38,883,420
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.8%
C.H. Robinson Worldwide, Inc.                                                323,500         20,241,395
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.6%
Fastenal Co.                                                                 461,200         30,273,168
INFORMATION TECHNOLOGY--24.0%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Comverse Technology, Inc. 1                                                1,047,900         26,501,391
--------------------------------------------------------------------------------------------------------
ITF Optical Technologies, Inc. 1,2                                           384,000            125,000
                                                                                         ---------------
                                                                                             26,626,391
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
CDW Corp.                                                                    291,500         18,073,000
--------------------------------------------------------------------------------------------------------
IT SERVICES--9.0%
Alliance Data Systems Corp. 1                                                472,600         20,118,582
--------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                       464,900         22,817,292
--------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                               579,700         25,721,289
--------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                        219,600         14,546,304
--------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                               176,900          7,778,293
--------------------------------------------------------------------------------------------------------


2               |               Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
SRA International, Inc., Cl. A 1                                             315,400     $   11,732,880
                                                                                         ---------------
                                                                                            102,714,640
--------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Zebra Technologies Corp., Cl. A 1                                            111,150          4,334,850
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Linear Technology Corp.                                                      605,400         23,525,844
--------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                   440,100         13,673,907
                                                                                         ---------------
                                                                                             37,199,751
--------------------------------------------------------------------------------------------------------
SOFTWARE--7.5%
Activision, Inc. 1                                                           627,600         12,765,384
--------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                          655,200         19,420,128
--------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                652,900         19,384,601
--------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                               414,900         14,185,431
--------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                      224,700         12,942,720
--------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                               211,950          7,774,326
                                                                                         ---------------
                                                                                             86,472,590
                                                                                         ---------------
Total Common Stocks (Cost $856,781,287)                                                   1,140,093,697
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.,
Cv., Series D 1,2 (Cost $5,999,997)                                          556,586                 --

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
--------------------------------------------------------------------------------------------------------
Undivided interest of 0.86% in joint repurchase agreement
(Principal Amount/Value $765,696,000, with a maturity value of
$765,904,652) with UBS Warburg LLC, 3.27%, dated 7/29/05, to be repurchased at $6,599,798 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of $782,601,759
(Cost $6,598,000)                                                        $ 6,598,000          6,598,000
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $869,379,284)                                100.0%     1,146,691,697
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            0.0           (325,597)
                                                                         -------------------------------
Net Assets                                                                     100.0%    $1,146,366,100
                                                                         ===============================


3               |               Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2005 was $125,000, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $869,552,557
                                              =============

Gross unrealized appreciation                 $292,373,939
Gross unrealized depreciation                  (15,234,799)
                                              -------------
Net unrealized appreciation                   $277,139,140
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or


4               |               Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately


5               |               Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES
As of July 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                             ACQUISITION                       VALUATION AS OF          UNREALIZED
SECURITY                           DATES              COST       JULY 31, 2005        DEPRECIATION
--------------------------------------------------------------------------------------------------
Centerpoint Broadband
Technologies, Inc., Cv.,
Series D                        10/23/00      $  5,999,997        $         --        $  5,999,997
ITF Optical
Technologies, Inc.                4/7/00         5,000,000             125,000           4,875,000
                                              ----------------------------------------------------
                                              $ 10,999,997        $    125,000        $ 10,874,997
                                              ====================================================


6               |               Oppenheimer MidCap Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund

By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005